Condensed Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Condensed Consolidated Statements of Earnings
Net sales	$ 4,329		$ 4,173
Cost of products sold	1,153		1,156
Selling, general and administrative	1,237		1,247
Research and development	634		642
Acquired in-process research and development	0		150
Total operating costs and expenses	3,024		3,195
Operating earnings	1,305		978
Interest expense (income), net	66		(1)
Net foreign exchange loss	15		10
Other income, net	(15)		(37)
Earnings before income tax expense	1,239		1,006
Income tax expense	271		123
Net earnings	$ 968		$ 883
Per share data
Basic earnings per share (in dollars per share)	$ 0.61		$ 0.56
Diluted earnings per share (in dollars per share)	$ 0.60		$ 0.56
Cash dividends declared per common share (in dollars per share)	$ 0.80
Weighted-average basic shares outstanding (in shares)	1,588	[1]	1,577	[1]
Weighted-average diluted shares outstanding (in shares)	1,605	[1]	1,577	[1]

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 is calculated using the shares distributed on January 1, 2013. Refer to Note 3 for information regarding the calculation of basic and diluted earnings per share for the period ended March 31, 2013.